Investment in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
Investment in associates and joint ventures

	Associates $m	Joint ventures $m	Total $m
Cost
At 1 January 2016	121	27	148

Additions	14	—	14
Share of (losses)/profits	(3)	1	(2)
Capital return	—	(2)	(2)
Transfer of financial assets	(14)	—	(14)
Dividends	(5)	—	(5)

At 31 December 2016	113	26	139

Additions	47	—	47
Share of profits/(losses)	2	1	3
Disposals	(9)	—	(9)
Dividends	(4)	—	(4)
Exchange and other adjustments	2	—	2

At 31 December 2017	151	27	178

Impairment
At 1 January 2016	(12)	—	(12)
Charge for the year	(16)	—	(16)

At 31 December 2016	(28)	—	(28)

Charge for the year	(18)	—	(18)

Disposals	9	—	9

At 31 December 2017	(37)	—	(37)

Net book value
At 31 December 2017	114	27	141

At 31 December 2016	85	26	111

At 1 January 2016	109	27	136

Summarised Aggregated Financial Information for Individually Immaterial Associates and Joint Ventures

The summarised aggregated financial information for individually immaterial associates and joint ventures is set out below. These are mainly investments in entities that own hotels which the Group manages.

	Associates			Joint ventures			Total
	2017 $m	2016 $m	2015 $m	2017 $m	2016 $m	2015 $m	2017 $m	2016 $m	2015 $m
Share of profits/(losses)
Operating profits/(losses) before exceptional items	6	5	3	1	1	(1)	7	6	2

Barclay associate [member]
Summary of Financial Information of Material Associate Investment

Summarised financial information in respect of the Barclay associate is set out below:

	31 December 2017 $m	31 December 2016 $m
Non-current assets	540	552
Current assets	41	19
Current liabilities	(19)	(283)
Non-current liabilities	(287)	(39)

Net assets	275	249

Group share of reported net assets at 19.9%	55	50
Adjustments to reflect capitalised costs, and additional rights and obligations under the shareholder agreement	10	(7)

Carrying amount	65	43

	12 months to 31 December 2017 $m	12 months to 31 December 2016 $m
Revenue	90	45
Loss for the period	(16)	(34)
Group’s share of loss for the period	(4)	(8)